INVESTMENT SECURITIES - Balances of investment securities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,935,367)	(10,478,009)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,830,940)	(10,387,285)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,599,479	1,421,303
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,252,615	39,162,618
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	30,055,436	28,472,926
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	55,244,258	49,697,404
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,278)	(18,675)	$ (16,882)	$ (36,930)
Debt securities [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		1,425
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,278)	(18,675)
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(26,602)	(18,310)	$ (12,972)	$ (12,686)
Equity investments [member] | Investment securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,599,479	1,421,303
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,599,479	$ 1,421,303